INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

The Company recorded $857 for the tax benefit for the period from December 27, 2021 to December 31, 2021. No provisions/benefits were made for federal or state income taxes for the years ended December 31, 2020, and 2019 as prior to the Business Combination, the Company was not subject to income taxes due to the then equity structure of the Company and was subject to pass through income taxes. Federal, state and local income tax returns for years prior to 2019 are no longer subject to examination by tax authorities.

Income before the benefit for income taxes as shown in the accompanying consolidated statements of operations is as follows:

	Years Ended December 31,
	2021	2020	2019
Income before income taxes	$82,557	$77,815	$81,473
Income before income taxes attributable to period subsequent to business combination for the year ended December 31, 2021	$12,206	—	—

The Company calculated income taxes on prorated income only for the days remaining subsequent to the Business Combination for the year ended December 31, 2021. The components of the benefit for income taxes for the year ended December 31, 2021 consisted of the following:

Year Ended December 31,
2021
Current:
Federal	$—
State	—
—
Deferred:
Federal	(856)
State	(1)
(857)
Total benefit from income taxes	$(857)

The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the year ended December 31, 2021 was as follows:

Year Ended December 31,
2021
U.S. federal statutory tax rate	21.00%
State taxes	0.03%
Valuation allowances	—
NCI adjustment	(18.53)%
Permanent differences	(3.35)%
Effective income tax rate	(0.85)%

The Company’s overall effective tax rate is affected primarily by the non-controlling interest adjustment as the income attributable to the non-controlling interest is pass-through income.

Provisions have been made for deferred taxes based on the differences between the basis of the assets and liabilities for financial statement purposes and the basis of the assets and liabilities for tax purposes using currently enacted tax rates and regulations that will be in effect when the differences are expected to be recovered or settled.

The components of the deferred tax assets were as follows:

December 31,
2021
Deferred Tax Assets:
Investment in Holdings	$29,102
Imputed Interest	623
Earnout consideration liability	970
Federal R&D Credit	—
Net operating loss carryforward	819
Total deferred tax assets	$31,514
valuation allowance	(5,864)
Total deferred tax assets net of valuation allowance	$25,650

The deferred taxes primarily result from the Business Combination where the Company recorded a carryover basis on all assets for financial accounting purposes and a fair value step-up on a portion of the assets for income tax purposes. The Company’s deferred tax asset was reviewed for expected utilization using a “more likely than not” approach by assessing the available positive and negative evidence surrounding its recoverability. Accordingly, a valuation allowance has been recorded against the Company’s deferred tax asset, as it was determined that it was “more likely than not” that the Company’s deferred tax assets would not be fully realized. As of December 31, 2021, the Company determined that considering all of these factors, a $5,864 valuation allowance would be established. The Company will continue to assess and evaluate strategies that will enable the deferred tax asset, or portion thereof, to be utilized, and will reduce the valuation allowance appropriately at such time when it is determined that the “more likely than not” criteria is satisfied.

The Company has net operating losses (“NOL”) of approximately $3,892 for federal purposes which do not expire; however, they are limited to 80% of taxable income. State NOL’s of approximately $8 which expire beginning in 2042. Realization of the NOL carryforwards and other deferred tax temporary differences is contingent on future taxable earnings.

There were no significant uncertain tax positions taken, or expected to be taken, in a tax return that would be determined to be an unrecognized tax benefit taken or expected to be taken in a tax return that should have been recorded on the Company’s financial statements for the year ended December 31, 2021. Additionally, there were no interest or penalties outstanding as of the fiscal year ended December 31, 2021.